Revenues (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Long term deferred revenue	$ 18.0	$ 18.0	$ 14.2
Revenue recognized	9.7	41.8
Remaining performance obligations	121.4	121.4
Expected remaining performance obligations recognized during next 12 months	102.1	102.1
Expected remaining performance obligations recognized over subsequent 12 months	10.8	10.8
Expected remaining performance obligations recognized remainder thereafter	8.6	8.6
Deferred sales commissions	$ 6.6	$ 6.6	$ 5.0